INCOME TAXES (Details 1) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Net operating loss carry forward	$ 4,435,577	$ 4,295,083	$ 3,785,408
Less valuation allowance	(4,435,577)	(4,295,083)	(3,758,408)
Deferred income tax assets - net	$ 0	$ 0	$ 0